Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Operations And Comprehensive Income - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Parent Company Statements of Operations And Comprehensive Income [Line Items]
Revenues	$ 36,402
Gross profit	36,402
Operating expenses:
General and administrative	764,111	378,857
Total operating expenses	764,111	378,857
Operating loss	(727,709)	(378,857)
Other income (expense)
Net investment income	238,812
Interest income	317,505	35
Other expense, net	(3,382)	(4,327)
Total other income (loss)	552,935	(4,292)
Share of income from subsidiaries	1,222,415	1,798,894
Income before provision for income taxes	1,047,641	1,415,745
Net income	1,047,641	1,415,745
Comprehensive income
Net income	1,047,641	1,415,745
Comprehensive income	$ 1,047,641	$ 1,415,745
Earnings per ordinary share
Earnings per ordinary share basic (in Dollars per share)	$ 0.08	$ 0.13
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding basic (in Shares)	13,257,469	10,987,679